Exhibit 99
Ford Credit Auto Lease Trust 2019-B
Monthly Investor Report

Transaction Month	26	Payment Date	September 15, 2021
Collection Period	August, 2021

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-231819-03 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2019-B Reference Pool Balance		$1,248,449,044.72	$426,463,708.74	$391,789,472.70	0.3138210
Total Note Balance		$1,108,610,000.00	$255,426,189.61	$220,751,953.57	0.1991250

Total Overcollateralization		$139,839,044.72	$171,037,519.13	$171,037,519.13

2019-B Exchange Note Balance		$1,142,896,907.22	$291,402,727.04	$256,728,491.00	0.2246296
2019-B Exchange Note Overcollateralization		$105,552,137.50	$135,060,981.70	$135,060,981.70

Overcollateralization			Beginning of Period	End of Period
2019-B Reference Pool Balance as a % of Total Note Balance			166.96%	177.48%
2019-B Reference Pool Balance as a % of 2019-B Exchange Note Balance			146.35%	152.61%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	2.28650%	$200,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	2.28000%	$275,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	0.35550%	$125,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	2.22000%	$325,000,000.00	$71,816,189.61	$37,141,953.57	0.1142829
Class A-4 Notes	2.27000%	$75,000,000.00	$75,000,000.00	$75,000,000.00	1.0000000
Class B Notes	2.36000%	$56,180,000.00	$56,180,000.00	$56,180,000.00	1.0000000
Class C Notes	2.56000%	$52,430,000.00	$52,430,000.00	$52,430,000.00	1.0000000
Total		$1,108,610,000.00	$255,426,189.61	$220,751,953.57	0.1991250

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,674,236.04	$106.69	$132,859.95	$0.41	$34,807,095.99	$107.10
Class A-4 Notes	$0.00	$0.00	$141,875.00	$1.89	$141,875.00	$1.89
Class B Notes	$0.00	$0.00	$110,487.33	$1.97	$110,487.33	$1.97
Class C Notes	$0.00	$0.00	$111,850.67	$2.13	$111,850.67	$2.13
Total	$34,674,236.04	$31.28	$497,072.95	$0.45	$35,171,308.99	$31.73

II. POOL INFORMATION

2019-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$502,855,732.30	$426,463,708.74	$380,723,803.78
Change	$(41,546,814.29)	$(34,674,236.04)	$(25,930,146.86)
End of Period	$461,308,918.01	$391,789,472.70	$354,793,656.92
Residual Portion of Securitization Value as % of Securitization Value at end of period			90.56%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	49,787	28,909	20,878	1,514	19,364

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				5.4	4.7

Ford Credit Auto Lease Trust 2019-B
Monthly Investor Report

Transaction Month	26	Payment Date	September 15, 2021
Collection Period	August, 2021

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		139	$2,706,249.49	0.69%
61 - 90 Days Delinquent		17	$334,471.03	0.09%
91- 120 Days Delinquent		2	$38,696.57	0.01%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		158	$3,079,417.09	0.79%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0952%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		21	$350,143.25
2 Months Extended		16	$308,442.78
3+ Months Extended		7	$107,370.35
Total		44	$765,956.38

		Current Period	Cumulative
Prepayment Speed		0.35%	0.58%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTION

Collections*****
Base monthly Payments (Rent)				$8,601,705.03
plus: Payoffs				$25,760,778.27
plus: Other (including extension fees, excess charges, etc.)				$1,327,576.26
minus: Payaheads				$(388,790.40)
plus: Payahead Draws				$524,254.35
plus: Advances				$288,667.29
minus: Advance Reimbursement Amounts				$(564,918.59)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$7,800,053.07
plus: Recoveries				$125,104.14
Total Collections				$43,474,429.42

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$43,474,429.42

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$355,386.42	$355,386.42	$43,119,043.00	$0.00
2019-B Exchange Note Interest Payment	$624,087.51	$624,087.51	$42,494,955.49	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$42,494,955.49	$0.00
Reserve Account Deposit	$0.00	$0.00	$42,494,955.49	$0.00
2019-B Exchange Note Principal Payment	$34,674,236.04	$34,674,236.04	$7,820,719.45	$0.00
Shared Amounts	$0.00	$0.00	$7,820,719.45	$0.00
Excess Exchange Note Amounts	$7,820,719.45	$7,820,719.45	$0.00	$0.00
Total	$43,474,429.42	$43,474,429.42	$0.00	$0.00

Ford Credit Auto Lease Trust 2019-B
Monthly Investor Report

Transaction Month	26	Payment Date	September 15, 2021
Collection Period	August, 2021

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2019-B Exchange Note Interest Payment				$624,087.51
2019-B Exchange Note Principal Payment				$34,674,236.04
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$7,820,719.45

Total				$43,119,043.00

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$43,119,043.00	$0.00
Administration Fee	$2,128.55	$2,128.55	$43,116,914.45	$0.00
Class A-1 Interest	$0.00	$0.00	$43,116,914.45	$0.00
Class A-2a Interest	$0.00	$0.00	$43,116,914.45	$0.00
Class A-2b Interest	$0.00	$0.00	$43,116,914.45	$0.00
Class A-3 Interest	$132,859.95	$132,859.95	$42,984,054.50	$0.00
Class A-4 Interest	$141,875.00	$141,875.00	$42,842,179.50	$0.00
Total Class A Interest	$274,734.95	$274,734.95
First Priority Principal Payment	$0.00	$0.00	$42,842,179.50
Class B Interest	$110,487.33	$110,487.33	$42,731,692.17	$0.00
Second Priority Principal Payment	$0.00	$0.00	$42,731,692.17
Class C Interest	$111,850.67	$111,850.67	$42,619,841.50	$0.00
Specified Reserve Deposit	$0.00	$0.00	$42,619,841.50	$0.00
Regular Principal Payment	$34,674,236.04	$34,674,236.04	$7,945,605.46	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$7,945,605.46	$0.00
Remaining Funds to Holder of Residual Interest	$7,945,605.46	$7,945,605.46	$0.00	$0.00
Total	$43,119,043.00	$43,119,043.00	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,861,289.99
plus: Additional Advances				$288,667.29
minus: Advance Reimbursement Amounts				$(564,918.59)
End of Period Advance Balance				$2,585,038.69

Payaheads
Beginning of Period Payahead Balance				$1,294,843.65
plus: Additional Payaheads				$388,790.40
minus: Payahead Draws				$(524,254.35)
End of Period Payahead Balance				$1,159,379.70

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,121,122.61
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,121,122.61
Memo: Required Reserve Amount				$3,121,122.61

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$171,037,519.13
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				171,037,519.13

Ford Credit Auto Lease Trust 2019-B
Monthly Investor Report

Transaction Month	26	Payment Date	September 15, 2021
Collection Period	August, 2021

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	484	7,382	$9,983,425.48	$162,594,296.84
Standard Terminations	670	6,358	$12,172,462.19	$119,341,864.07
Total Retained	1,154	13,740	$22,155,887.67	$281,936,160.91

Returned Vehicles
Early Terminations	28	3,408	$511,241.76	$66,837,017.26
Standard Terminations	257	12,346	$4,923,420.17	$231,136,647.66
Total Returned	285	15,754	$5,434,661.93	$297,973,664.92

Charged Off / Repossessed Vehicles	5	331	$104,109.54	$7,284,461.55
Removals by Servicer and Other	70	598	$1,795,821.43	$12,907,071.60
Total Terminations	1,514	30,423	$29,490,480.57	$600,101,358.98

Memo: 1) Removals of Leases Terminated in Prior Periods	0.00%	0
2) Number of Leases Scheduled to Terminate	1,777	26,654	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			18.82%	51.78%
Early Termination Rate (Early Terminations / Total Terminations)			33.82%	35.47%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$26,103,848.20
plus: Payahead draws			$195,988.62
minus: Unreimbursed Advances			$(158,857.04)
minus: Securitization Value of Retained Vehicles			$(22,155,887.67)
Total	1,154	13,740	$3,985,092.11	$47,177,115.98
Gain (Loss) Per Retained Vehicle			$3,453.29	$3,433.56

Gain (Loss) on Returned Vehicles
Customer Payments			$193,990.28
plus: Net Sale Proceeds			$7,779,924.03
plus: Payahead Draws			$10,125.28
minus: Unreimbursed Advances			$(37,547.02)
minus: Securitization Value of Returned Vehicles			$(5,434,661.93)
Total	285	15,754	$2,511,830.64	$62,469,667.41
Gain (Loss) Per Returned Vehicle			$8,813.44	$3,965.32

Credit Gain (Loss) Charged Off / Repo Vehicles	5	331	$(25,216.31)	$(1,921,036.12)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(5,043.26)	$(5,803.73)
Recoveries			$173,938.90	$4,415,763.28

Total Gain (Loss)	1,444	29,825	$6,645,645.34	$112,141,510.55
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$4,602.25	$3,759.98

Removals by Servicer and Other	70	598

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$7,779,924.03
plus: Excess Wear and Use and Excess Mileage Assessed			$121,669.68
minus: Residual Portion of Securitization Value			$(5,355,102.87)
Total	285	15,754	$2,546,490.84	$64,895,510.67
Residual Gain (Loss) Per Returned Vehicle			$8,935.06	$4,119.30

Ford Credit Auto Lease Trust 2019-B
Monthly Investor Report

Transaction Month	26	Payment Date	September 15, 2021
Collection Period	August, 2021

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	26.28%
Second Prior Collection Period	25.35%
Prior Collection Period	20.94%
Current Collection Period	19.49%
Four Month Average (Current and Prior Three Collection Periods)	23.01%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	8.98%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A
Benchmark Replacement Date	N/A
Unadjusted Benchmark Replacement: Benchmark	N/A
Replacement Adjustment:	N/A
Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.26%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.
***** During the May Collection Period, Ford Credit identified a technical error in its receivables systems that incorrectly calculated certain lease-end charges due from one lessee whose lease and leased vehicle was allocated to the FCALT 2019-B Reference Pool. As a result, those charges were not initially accurately assessed, collected, and remitted. Ford Credit resolved the underlying technical error and deposited the relevant sums into the FCALT 2019-B Exchange Note Collection Account three Business Days after initial discovery. This Monthly Investor Report accurately reflects the relevant activity, including those latter deposited sums.